UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   August 26, 2026 to September 17, 2026

Commission File Number of issuing entity:  333-280224-15

Central Index Key Number of issuing entity:  0002136643

BMO 2026-5C16 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-280224

Central Index Key Number of depositor:  0001861132

BMO Commercial Mortgage Securities LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000927971

Bank of Montreal
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001685185

UBS AG New York Branch
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000740906

Wells Fargo Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0002058685

3650 Capital SCF LOE I(A), LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541468

Ladder Capital Finance LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541502

Goldman Sachs Mortgage Company
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541294

German American Capital Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0002100918

NWL Company, LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000109380

Zions Bancorporation, N.A.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001722518

BSPRT CMBS Finance, LLC
(Exact name of sponsor as specified in its charter)

David Schell (212) 885-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4407433
38-4407434
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-3			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On September 17, 2026 a distribution was made to holders of the certificates issued by BMO 2026-5C16 Mortgage Trust.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by BMO Commercial Mortgage Securities LLC (the "Depositor") and held by BMO 2026-5C16 Mortgage Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from August 26, 2026 to September 17, 2026.

The Depositor most recently filed a Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 ("Rule 15Ga-1") on August 13, 2026. The CIK number of the Depositor is 0001861132.

Bank of Montreal one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 13, 2026. The Central Index Key number for Bank of Montreal is 0000927971.

UBS AG New York Branch ("UBS AG") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 12, 2026. The Central Index Key number for UBS AG is 0001685185.

Wells Fargo Bank, National Association ("Wells Fargo") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 5, 2026. The Central Index Key number for Wells Fargo is 0000740906.

3650 Capital SCF LOE I(A), LLC one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 13, 2026. The Central Index Key number for 3650 Capital SCF LOE I(A), LLC is 0002058685.

Ladder Capital Finance LLC ("LCF") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 12, 2026. The Central Index Key number for LCF is 0001541468.

Goldman Sachs Mortgage Company ("GSMC") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on August 13, 2026. The Central Index Key number for GSMC is 0001541502.

German American Capital Corporation ("GACC") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 13, 2026. The Central Index Key number for GACC is 0001541294.

NWL Company, LLC one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on August 3, 2026. The Central Index Key number for NWL Company, LLC is 0002100918.

Zions Bancorporation, N.A. one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 5, 2026. The Central Index Key number for Zions Bancorporation, N.A. is 0000109380.

BSPRT CMBS Finance, LLC one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 13, 2026. The Central Index Key number for BSPRT CMBS Finance, LLC is 0001722518.

Item 1A. Asset-Level Information.

Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on October 2, 2026 under Commission File No. 333-280224-15 and incorporated by reference herein).

Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on October 2, 2026 under Commission File No. 333-280224-15 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for BMO 2026-5C16 Mortgage Trust, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	N/A	N/A
Current Distribution Date	09/17/2026	$9,989.24

Whole Loan Custodial Account
Prior Distribution Date	N/A	N/A
Current Distribution Date	09/17/2026	$0.00

REO Account
Prior Distribution Date	N/A	N/A
Current Distribution Date	09/17/2026	$0.00

Computershare Trust Company, N.A., in its capacity as Certificate Administrator for BMO 2026-5C16 Mortgage Trust, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	N/A	N/A
Current Distribution Date	09/17/2026	$8,505.65

Interest Reserve Account
Prior Distribution Date	N/A	N/A
Current Distribution Date	09/17/2026	$0.00

Excess Liquidation Proceeds Reserve Account
Prior Distribution Date	N/A	N/A
Current Distribution Date	09/17/2026	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by BMO 2026-5C16 Mortgage Trust, relating to the September 17, 2026 distribution.

(102) Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on October 2, 2026 under Commission File No. 333-280224-15 and incorporated by reference herein).

(103) Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on October 2, 2026 under Commission File No. 333-280224-15 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

BMO Commercial Mortgage Securities LLC
(Depositor)

/s/ David Schell
David Schell, Authorized Signatory

Date: October 2, 2026